Expense Example - Wealthfront Treasury Money Market Fund - Wealthfront Treasury Money Market Fund	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80